Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 72,722	$ 10,072	¥ 89,850
Short-term investments			69,797
Accounts receivable, net	50,118	6,941	76,742
Inventories, net	55,189	7,644	81,052
Prepayments and other current assets	94,518	13,090	79,359
Amounts due from related parties	5,704	790	9,379
Total current assets	278,251	38,537	406,179
Non-current assets:
Property and equipment, net	3,103	430	5,492
Intangible assets	17,910	2,481	21,594
Operating lease right-of-use assets	8,951	1,240	22,354
Long-term investments	65,887	9,126	75,607
Goodwill
Amounts due from related parties, non-current	5,658	784	2,988
Other non-current asset	3,455	479	6,586
Total non-current assets	104,964	14,540	134,621
Total assets	383,215	53,077	540,800
Current liabilities
Short-term borrowings (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB363 and RMB10,213 as of March 31, 2023 and 2024, respectively)	15,213	2,107	86,261
Accounts payable (including accounts payable of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB13,459 and RMB2,279 as of March 31, 2023 and 2024, respectively)	24,279	3,363	56,022
Salary and welfare payable (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB5,573 and RMB440 as of March 31, 2023 and 2024, respectively)	2,972	412	6,890
Accrued liabilities and other current liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB15,712 and RMB6,759 as of March 31, 2023 and 2024, respectively)	16,667	2,308	22,104
Amounts due to related parties, current (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB21 and Nil as of March 31, 2023 and 2024, respectively)			471
Contract liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB4,471 and RMB1,579 as of March 31, 2023 and 2024, respectively)	1,579	219	4,471
Operating lease liabilities, current (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB9,207 and RMB5,254 as of March 31, 2023 and 2024, respectively)	5,613	777	9,220
Derivative liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of Nil as of March 31, 2023 and 2024, respectively)	5,721	792	10,701
Total current liabilities	72,044	9,978	196,140
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of Nil as of March 31, 2023 and 2024, respectively)	3,234	448	4,141
Operating lease liabilities, non-current (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB12,741 and RMB2,209 as of March 31, 2023 and 2024, respectively)	3,115	431	12,741
Other debts, non-current (including amounts of the consolidated VIEs and VIEs’ subsidiaries without recourse to the Company of RMB75,481 and RMB11,500 as of March 31, 2023 and 2024, respectively)	43,941	6,086	102,827
Total non-current liabilities	50,290	6,965	119,709
Total liabilities	122,334	16,943	315,849
Commitments and contingencies (Note 28)
Mezzanine equity:
Redeemable non-controlling interests	7,963	1,103	7,197
Total mezzanine equity	7,963	1,103	7,197
Shareholders’ equity:
Additional paid-in capital	3,329,675	461,156	3,287,696
Statutory reserves	3,876	537	3,876
Accumulated other comprehensive loss	(39,478)	(5,468)	(37,189)
Accumulated deficit	(3,060,405)	(423,861)	(2,993,150)
Receivable for issuance of ordinary shares	(16,031)	(2,220)	(83,405)
Total Boqii Holding Limited shareholders’ equity	218,681	30,289	178,283
Non-controlling interests	34,237	4,742	39,471
Total shareholders’ equity	252,918	35,031	217,754
Total liabilities, mezzanine equity and shareholders’ equity	383,215	53,077	540,800
Class A Ordinary Shares
Shareholders’ equity:
Ordinary shares	962	134	373
Class B Ordinary Shares
Shareholders’ equity:
Ordinary shares	¥ 82	$ 11	¥ 82